ACQUIRED INTANGIBLE ASSETS, NET (Details 1) ¥ in Thousands	Sep. 30, 2021 CNY (¥)
ACQUIRED INTANGIBLE ASSETS, NET
2022	¥ 555
2023	532
2024	520
2025	521
2026	521
Thereafter	1,125
Total	¥ 3,774